As filed with the U.S. Securities and Exchange Commission on August 27, 2021

File Nos. 333-177543; 811-03457

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 148	☒

Penn Mutual Variable Annuity Account III

(Exact Name of Registrant)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive Offices of Depositor)

Depositor’s Telephone Number: 215-956-8000

Ann-Marie Mason

Chief Legal Officer

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

(Name and Address of Agent for Service)

Copy to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Title of Securities Being Registered:    Individual Variable Annuity Contracts – Flexible Purchase Payments.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on (date) pursuant to paragraph (b) of Rule 485.
☒	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	on (date) pursuant to paragraph (a) of Rule 485.

SUPPLEMENT DATED NOVEMBER 1, 2021

TO THE PROSPECTUS DATED MAY 1, 2021

FOR SMART FOUNDATION VARIABLE ANNUITIES

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

P.O. Box 178, PHILADELPHIA, PA 19105

800-523-0650

IMPORTANT NOTICE

The purpose of this supplement is to inform you of a new optional living benefit rider, the Guaranteed Minimum Accumulation Benefit II Rider, that will be offered starting November 1, 2021, subject to availability. This supplement must be preceded or accompanied by the Prospectus for your Contract, as supplemented. All information in your prospectus dated May 1, 2021, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein.

Optional Benefits Definitions

Effective November 1, 2021, the following definitions are added to the “Optional Benefits Definitions” on page 12 of the Prospectus:

Accumulation Benefit Base: The amount used to determine the minimum value available at the end of the Accumulation Benefit Period under the Guaranteed Minimum Accumulation Benefit II Rider.

Accumulation Benefit Percentage: A percentage used to determine the minimum value available at the end of the Accumulation Benefit Period under the Guaranteed Minimum Accumulation Benefit II Rider, which varies depending on the Accumulation Benefit Period selected.

Accumulation Benefit Period: Depending on the available option selected, a period of time of either 5, 7 or 9 years.

Guaranteed Minimum Accumulation Benefit Amount: The guaranteed minimum amount which will be available as your Contract Value at the end of the Accumulation Benefit Period if you elect to add the Guaranteed Minimum Accumulation Benefit II Rider optional benefit to your Contract.

Reset Benefit: A benefit available under the Guaranteed Minimum Accumulation Benefit II Rider, which allows a Contract Owner to reset the Accumulation Benefit Base as the current Contract Value as of any Contract Anniversary and start a new Accumulation Benefit Period.

Reset Benefit Date: Any Contract Anniversary on which a Reset Benefit has been elected under an effective Guaranteed Minimum Accumulation Benefit II Rider.

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Fee Tables

Effective November 1, 2021, the Fee Tables on page 16 of the Prospectus are amended to add the following information regarding the Guaranteed Minimum Accumulation Benefit II Rider charge:

Maximum Rider Charges Available on Smart Foundation Prime and Smart Foundation Plus (may vary by state):

Guaranteed Minimum Accumulation Benefit II	1.50%*

*

The current annual charge for the Guaranteed Minimum Accumulation Benefit II is 0.90%. Upon renewal of the Guaranteed Minimum Accumulation Benefit II or if a Reset Benefit is elected, the Rider Charge may be increased, but by no more than the maximum Rider charge increase of 0.30%. The Rider charge may not be increased beyond the maximum of 1.50%. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Benefit Base and will be deducted from the Contract Value on a quarterly basis.

Periodic Charges

Effective November 1, 2021, “Periodic Charges” in Section 3.2 of the Prospectus is hereby amended to add the following information regarding the Guaranteed Minimum Accumulation Benefit II Rider charge:

Guaranteed Minimum Accumulation Benefit II

Current Rider Charge	Maximum Rider Charge
0.90%	1.50%

Optional Benefits

Effective November 1, 2021, “Optional Benefits” in Section 7.1 of the Prospectus is hereby amended to add the following information regarding the Guaranteed Minimum Accumulation Benefit II:

Guaranteed Minimum Accumulation Benefit II

Provides a guaranteed minimum Contract Value

Provides a guaranteed minimum Contract Value at the end of the benefit period selected with the possibility of resetting and extending the benefit period periodically.

May be purchased for both single life and joint life annuity contracts.

Effective November 1, 2021, “Combining Optional Benefits” in Section 7.2 of the Prospectus is hereby amended to add the following information regarding the Guaranteed Minimum Accumulation Benefit II:

Guaranteed Minimum Accumulation Benefit II Rider can be combined with the Enhanced Death Benefit Rider but cannot be combined with any other Rider.

Guaranteed Minimum Accumulation Benefit II Rider

Effective November 1, 2021, the following new Section 13A is hereby added to the Prospectus relating to the Guaranteed Minimum Accumulation Benefit II Rider:

13A.	Guaranteed Minimum Accumulation Benefit II Rider

13A.1.	Benefit Overview and Important Information

Benefit Overview

The Guaranteed Minimum Accumulation Benefit II (referred to as the “Rider” in this Section 13A) is an optional benefit that is designed to provide a minimum Contract Value at the end of the Accumulation Benefit

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Period. Your Contract Value will fluctuate depending on the performance of your selected Subaccounts, and there is a risk of losing value in your Subaccounts, including the possibility of your Contract Value being reduced below your initial investment amount. This Rider is designed to provide a certain minimum level of protection of your principal investment and Purchase Payment Enhancement, if applicable, while having the opportunity to periodically lock-in any investment gains.

Contract Owner(s)/Annuitant(s) covered under the Rider will be guaranteed a minimum Contract Value that is equal to a set percentage of the Initial Purchase Payment, adjusted for withdrawals, after the end of the Accumulation Benefit Period. Subsequent Purchase Payments and Purchase Payment Enhancements, if applicable, made in the first Contract Year, and following a Reset Benefit Date or renewal, are also added to the Accumulation Benefit Base.

If the Contract Value is less than the Guaranteed Minimum Accumulation Benefit Amount at the end of the Accumulation Benefit Period, the Contract Value will be increased to equal the Guaranteed Minimum Accumulation Benefit Amount as of the end of the Accumulation Benefit Period. Additionally, the Rider provides a Reset Benefit option which allows you to lock-in the Contract Value as of any Contract Anniversary and start a new Accumulation Benefit Period.

Important Information about the Rider:

•	The Rider is an optional benefit added to your Contract. The Rider provides various benefits described in this prospectus for an additional charge.

•	The Rider is only available at issue on newly purchased Smart Foundation Variable Annuity Contracts.

•

The Rider Charges are non-refundable, whether or not your Guaranteed Minimum Accumulation Benefit Amount exceeds the Contract Value while the Rider is in effect or at the end of the Accumulation Benefit Period.

•	Withdrawals taken to satisfy the Required Minimum Distribution requirements do not receive any special treatment under the Rider.

•	All withdrawals will reduce your Contract Value and the Accumulation Benefit Base.

•	Withdrawals may reduce future benefits by more than the dollar amount of the withdrawal, and may result in one or more of the following:

(1)	a permanent reduction in your Guaranteed Minimum Accumulation Benefit Amount;

(2)	termination of the Rider;

(3)	termination of the Contract.

13A.2.	Purchasing the Guaranteed Minimum Accumulation Benefit II with your Contract

You may purchase a Guaranteed Minimum Accumulation Benefit II Rider as part of your Contract at the time the Contract is issued. This Rider may be purchased in combination with the Enhanced Death Benefit Rider but may not be purchased in combination with any other Rider described in this prospectus.

Issue Age Requirements

The maximum issue age for the Guaranteed Minimum Accumulation Benefit II Rider follows the same issue age requirements as the Base Contract.

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Owner/Annuitant Requirements

If there is a single Owner of the Contract that is a natural person, the Contract Owner must be the Annuitant. If the Contract Owner is an entity, the Rider will cover the Annuitant. All Rider features and benefits are measured using the age(s) and lifetime(s) of the Contract Owner(s)/Annuitant(s).

13A.3.	Guaranteed Minimum Accumulation Benefit II

If the Guaranteed Minimum Accumulation Benefit Amount exceeds the Contract Value at the end of the Accumulation Benefit Period, the Company will increase the Contract Value so that it equals the Guaranteed Minimum Accumulation Benefit Amount. At that time, a new Accumulation Benefit Period of the same duration will automatically begin unless the Contract Owner notifies the Company to terminate the Rider no later than 30 days after the end of the Accumulation Benefit Period, or switch to another available Accumulation Benefit Period.

13A.4.	Guaranteed Minimum Accumulation Benefit Amount

The Guaranteed Minimum Accumulation Benefit Amount is equal to the Accumulation Benefit Base multiplied by the Accumulation Benefit Percentage for the applicable Accumulation Benefit Period.

On Smart Foundation Prime contracts the following options are available:

Accumulation Benefit Period	Accumulation Benefit Percentage
5 Year	90%
7 Year	100%

On Smart Foundation Plus contracts the following options are available:

Accumulation Benefit Period	Accumulation Benefit Percentage
5 Year	90%
9 year	100%

13A.5.	Accumulation Benefit Base

The Accumulation Benefit Base will be initially set equal to the Contract Value on the Issue Date of the Contract and at the start of any subsequent Accumulation Benefit Period (after giving effect to any increase in the Contract Value as a result of the Guaranteed Accumulation Benefit Amount being applied at the end of the prior Accumulation Benefit Period). Any purchase payments made and Purchase Payment Enhancements credited, if applicable, during the first 12 months after the start of an Accumulation Benefit Period will be added to the Accumulation Benefit Base.

Optional Reset Benefit

The Rider provides a Reset Benefit option that sets the Accumulation Benefit Base equal to 100% of the Contract Value as of the Reset Benefit Date (which must be a Contract Anniversary) and restarts the Accumulation Benefit Period. The Reset Benefit option provides the opportunity to periodically lock in any market gains.

The Reset Benefit will set the Accumulation Benefit Base equal to 100% of the Contract Value as of the Reset Benefit Date. Once a Reset Benefit has been elected, a new Accumulation Benefit Period will start. You may elect the same Accumulation Benefit Period or change to a different available Accumulation Benefit Period on any Reset Benefit Date. A Reset Benefit is available on any Contract Anniversary provided that the Annuity Date is not earlier than the end of the new Accumulation Benefit Period.

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The Reset Benefit is an optional benefit. In order to elect a Reset Benefit, you must send a written notice to the following address: The Penn Mutual Life Insurance Company, Customer Service Group, PO Box 178, Philadelphia, Pennsylvania 19105. This written notice must be received by us within 30 days of any Contract Anniversary in order to exercise the Reset Benefit option.

Effect of Withdrawals on the Accumulation Benefit Base

The Accumulation Benefit Base will be reduced by a proportional amount for any withdrawals of the Contract Value during the Accumulation Benefit Period. The reduction amount will be equal to the withdrawal amount multiplied by the ratio of (1) and (2) where:

(1)	is the Accumulation Benefit Base immediately prior to the withdrawal, and

(2)	is the Contract Value immediately prior to the withdrawal.

The reduction in the Accumulation Benefit Base will occur as of the date of each applicable withdrawal.

Effect of Additional Purchase Payments on the Accumulation Benefit Base

Subsequent Purchase Payments received during the first Contract Year of the Accumulation Benefit Period will be added to the Accumulation Benefit Base dollar-for-dollar. Subsequent Purchase Payments received after the first Contract Year of the Accumulation Benefit Period will not be added to the Accumulation Benefit Base. If you intend on making frequent Subsequent Purchase Payments after the first Contract Year, you should consider that Subsequent Purchase Payments will increase your Contract Value but will not increase your Accumulation Benefit Base, and it will therefore make it less likely that the Company would have to pay the Guaranteed Minimum Accumulation Benefit Amount under the Rider. However, you may elect to take advantage of the Reset Benefit which will set your Accumulation Benefit Base equal to the Contract Value on any Contract Anniversary.

Please, see “Effect of Subsequent Purchase Payments on Guaranteed Minimum Accumulation Benefit II” example in “Appendix A: Numerical Examples.”

Effect of Purchase Payment Enhancements on the Accumulation Benefit Base

This section only applies if you have the Purchase Payment Enhancement Option of the Base Contract. Purchase Payment Enhancements will be added to the Accumulation Benefit Base whenever the Purchase Payments are included as follows:

•	The Accumulation Benefit Base will be initially set equal to the Contract Value on the Rider Effective Date, which will also include any Purchase Payment Enhancements;

•

Subsequent Purchase Payments (and associated Purchase Payment Enhancements) received during the first Contract Year of the Accumulation Benefit Period will be added to the Accumulation Benefit Base dollar-for-dollar.

•	The amount of any Purchase Payment Enhancements forfeited as a result of withdrawals will reduce the Accumulation Benefit Base in the same manner as withdrawals.

13A.6.	Rider Charge

There is an additional charge for the Guaranteed Minimum Accumulation Benefit II Rider.

The Rider Charge for this benefit is expressed as an annual percentage of the Accumulation Benefit Base. The current Rider Charge for this Rider is 0.90% annually. The maximum Rider Charge is 1.50% annually.

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One fourth of the annual Rider Charge will be multiplied by the average monthly Accumulation Benefit Base for the quarter, and this amount will be deducted quarterly from the Contract Value on the dates specified in the contract specifications of your Contract. The Rider Charge will be deducted from the Subaccounts of the Variable Account pro-rata, based on the Subaccount allocation at the time of deduction.

Upon renewal of the Guaranteed Minimum Accumulation Benefit II or if a Reset Benefit is elected, the Rider Charge may be increased, but by no more than the maximum Rider charge increase of 0.30%, and will not be greater than the Rider Charge applicable to the class of Contract Owners then electing this Rider. The Contract Owner will be notified 60 days before an applicable Rider Charge increase and may forgo any Reset Benefits in order to maintain the current Rider Charge. At the end of the current Accumulation Benefit Period, the Contract Owner must terminate the Rider within 30 days of the end of the Accumulation Benefit Period to avoid the Rider Charge increase.

If you make a full surrender of your Contract before the charges for any Riders have been deducted, your Contract Value will be reduced by the accrued Rider Charges, plus any applicable Surrender Charge. In addition, upon payment of the Death Benefit associated with the Contract, the Death Benefit payable will be reduced by the accrued Rider Charges. No Rider Charge will be imposed upon Annuitization.

Rider Charges will be deducted until the Annuity Date or until the Rider is terminated.

13A.7.	Investment Allocation Options

The Company reserves the right to make the availability of the Guaranteed Minimum Accumulation Benefit II contingent upon the investment of the entire Contract Value according to an asset allocation program established by the Company. At the present time, no asset allocation program is required for this Rider. If the Company requires an asset allocation program in the future, the asset allocation program will apply to existing and new purchasers of this Rider.

13A.8.	Required Minimum Distributions and the Guaranteed Minimum Accumulation Benefit II

There is no special treatment of Required Minimum Distributions under the Guaranteed Minimum Accumulation Benefit Rider. Required Minimum Distribution withdrawals will reduce the Accumulation Benefit Base as described in the “Effect of Withdrawals on Accumulation Benefit Base” section.

13A.9.	What happens at the end of the Accumulation Benefit Period?

At the end of the Accumulation Benefit Period, a new Accumulation Benefit Period will begin automatically. The Accumulation Benefit Base will be set to the Contract Value at the time of renewal after giving effect to any Guaranteed Minimum Accumulation Benefit Amount that has been applied to increase the Contract Value at the end of the Accumulation Benefit Period.

You can also surrender the Contract and the Rider and receive the greater of the Guaranteed Minimum Accumulation Benefit Amount or the Contract Value, less any applicable surrender charges, as of the end of the Accumulation Benefit Period. Surrender Charges will apply to any Purchase Payments or Subsequent Purchase Payments that are not out of the Surrender Charge Period.

13A.10.	What if the Accumulation Benefit Base or Contract Value goes to zero?

If the Accumulation Benefit Base goes to zero, the Guaranteed Minimum Accumulation Benefit Rider will remain on the contract although no rider charges are assessed.

If the Contract Value goes to zero, but the Accumulation Benefit Base is still positive, your benefit will continue until the end of the Accumulation Benefit Period. At the end of the Accumulation Benefit Period, your Contract Value will be set equal to the Guaranteed Minimum Accumulation Benefit Amount. At this

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point, you can either surrender the Contract at the newly established value, subject to any applicable surrender charges, or the Rider will automatically renew at the newly established value.

If the Contract Value is reduced to zero and the Accumulation Benefit Base is also reduced to zero, the Contract will be terminated.

13A.11.	What happens on the Annuity Date under the Rider?

When you purchase the Guaranteed Minimum Accumulation Benefit II, your Annuity Date must be on or after the end of your Accumulation Benefit Period. Additionally, upon renewal or the Reset Benefit Date, your Annuity Date must be on or after the end of any subsequent Accumulation Benefit Period. If you change the Annuity Date so that it is before the end of the Accumulation Benefit Period, your Contract will be annuitized at the Contract Value, the Guaranteed Minimum Accumulation Benefit Rider will be terminated, and the charges for this benefit will not be refunded.

13A.12.	What happens upon death under the Rider?

Both the Contract and the Guaranteed Minimum Accumulation Benefit Rider will terminate if the Death Benefit under the contract is paid.

13A.13.	Removing the Guaranteed Minimum Accumulation Benefit from your Contract

You can cancel the Guaranteed Minimum Accumulation Benefit II Rider at any time on or after the first Contract Anniversary by sending a written request to the Company to do so. The rider will be discontinued on the Contract Anniversary immediately following your request.

13A.14.	Termination of the Guaranteed Minimum Accumulation Benefit

Upon the earliest of the following, the Guaranteed Minimum Accumulation Benefit Rider will be terminated, but the Contract will remain in force:

(1)	At the end of the Accumulation Benefit Period if the new Accumulation Benefit Period will end after the Annuity Date;

(2)	On the Contract Anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the Rider;

(3)	Annuitization under the Base Contract.

All charges for the Rider will cease upon Rider termination.

If the Contract is terminated, the Rider will also be terminated. Both the Contract and the Rider will terminate upon the earliest of:

(1)	Full surrender of the Contract;

(2)	The Death Benefit is paid as described in the Contract;

(3)	The Contract Value is reduced to zero and the Accumulation Benefit Base is also reduced to zero.

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Effective November 1, 2021, the following examples relating to the Guaranteed Minimum Accumulation Benefit II are added to Appendix A.

GUARANTEED MINIMUM ACCUMULATION BENEFIT II

Effect of Subsequent Purchase Payments on Guaranteed Minimum Accumulation Benefit

Suppose your Rider is issued on 2/15/2022 and you choose an Accumulation Benefit Period of seven years. Any Purchase Payment received between 2/15/2022 and 2/14/2023 will be added to Accumulation Benefit Base dollar-for-dollar. Any Purchase Payment received on or after 2/15/2023 will not be added to the Accumulation Benefit Base.

If a Reset Benefit is not exercised, a new Accumulation Benefit Period of seven years will automatically begin on 2/15/2030. Alternatively, you may choose to switch to a different available Accumulation Benefit Period by notifying us in writing within 30 days of the end of the Accumulation Benefit Period. Any Purchase Payments received between 2/15/2030 and 2/14/2031 will be added to the Accumulation Benefit Base dollar-for-dollar. Any Purchase Payment received on or after 2/15/2031 will not be added to the Accumulation Benefit Base.

Effect of Withdrawals on Guaranteed Minimum Accumulation Benefit

The Accumulation Benefit Base will be reduced by any withdrawal in a proportional manner. The reductions in the Accumulation Benefit Base occur as of the date of each applicable withdrawal. The proportional reduction, which is subtracted from the Accumulation Benefit Base, is determined by multiplying the amount of the withdrawal by the ratio of (i) and (ii) where:

(i)	is the Accumulation Benefit Base immediately prior to the withdrawal, and

(ii)	is the Contract Value immediately prior to the withdrawal.

Example: Assume there is a single $7,500 withdrawal during a Contract Year. Suppose that the Contract Value and Accumulation Benefit Base just prior to the withdrawal are $110,000 and $100,000 respectively.

The Accumulation Benefit Base will be reduced by the following amount:

Withdrawal Amount x (Accumulation Benefit Base/Contract Value) = $7,500 x ($100,000/$110,000) = $6,818.18

If the Contract Value just before the $7,500 withdrawal was $90,000, the reduction to the Accumulation Benefit Base would be as follows:

Withdrawal Amount x (Accumulation Benefit Base/Contract Value) = $7,500 x ($100,000/$90,000) = $8,333.33

* * * * * *

THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND RETAINED FOR FUTURE REFERENCE.

PM8879

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PROSPECTUS

Included in Registrant’s Form N-4, File No. 333-177543 Accession No. 0001193125-21-121231 filed on April  19, 2021, and incorporated by reference herein.

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STATEMENT OF ADDITIONAL INFORMATION

Included in Registrant’s Form N-4, File No. 333-177543 Accession No. 0001193125-21-121231 filed on April  19, 2021, and incorporated by reference herein.

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Part C

Other Information

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in Part B:

Financial Statements of Penn Mutual Variable Annuity Account III:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities — December 31, 2020

Statements of Operations — For the Year Ended December 31, 2020

Statements of Changes in Net Assets — For the Years Ended December 31, 2020 and 2019

Notes to Financial Statements — December 31, 2020

Financial Statements of The Penn Mutual Life Insurance Company:

Report of Independent Auditors

Statements of Admitted Assets, Liabilities and Surplus for the Years Ended December 31, 2020 and 2019

Statements of Income and Changes in Surplus for the Years Ended December 31, 2020 and 2019

Statements of Cash Flows for the Years Ended December 31, 2020 and 2019

Notes to Financial Statements

(b)	Exhibits

1.

	(a)	Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of Penn Mutual Variable Annuity Account III (“Registrant”). Previously filed as Exhibit 1(a) to Registrant’s Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

	(b)	Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

	2.	Not applicable.

3.

	(a)(1)	Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, LLC, a wholly-owned subsidiary of Penn Mutual. Previously filed as Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

	(a)(2)	Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, LLC, a wholly-owned subsidiary of Penn Mutual. Previously filed as Exhibit 3(a)(2) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(b)	Distribution Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, LLC, a wholly-owned subsidiary of Penn Mutual. Previously filed as Exhibit 3(b) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(c)	Form of Agent’s Agreement relating to broker-dealer supervision. Previously filed as Exhibit 3(c) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(d)	Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Previously filed as Exhibit 3(d) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(e)	Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Previously filed as Exhibit 3(e) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(f)	Schedule A to Broker-Dealer Selling Agreement, Broker-Dealer Selling Agreement — Form A-2 and Corporate Insurance Agent Selling Agreement — Form A-1 (Edition of May 2012). Previously filed as Exhibit 3(d) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

4.

(a)(i)	Individual Variable and Fixed Annuity Contract (Form ICC11-VA-C). Previously filed as Exhibit 4(a)(i) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(a)(ii)	B Share Option Contract Specifications (Form ICC11-CS.B-C). Previously filed as Exhibit 4(a)(ii) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(a)(iii)	L Share Option Contract Specifications (Form ICC11-CS.L-C). Previously filed as Exhibit 4(a)(iii) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(a)(iv)	X Share Option Contract Specifications (Form ICC11-CS.X-C). Previously filed as Exhibit 4(a)(iv) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(a)(v)	Individual Variable Annuity — Advisory Contract Specifications (Form ICC16-CS.I-FB). Previously filed as Exhibit 4(a)(v) to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on December 27, 2016 (File No. 333-177543 and Accession No. 0001193125-16-803623) and incorporated herein by reference.

(b)(i)	Rider — Guaranteed Minimum Death Benefit Enhancement (Form ICC11-GMDB-C). Previously filed as Exhibit 4(b)(i) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(b)(ii)	GMDB Additional Contract Specifications (Form ICC11-ACS.GMDB-C). Previously filed as Exhibit 4(b)(ii) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(c)(i)	Rider — Guaranteed Lifetime Withdrawal Benefit with Guaranteed Growth and Minimum Death Enhancement (Form ICC11-WBDB-C). Previously filed as Exhibit 4(c)(i) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(c)(ii)	WBDB Additional Contract Specifications (Form ICC11-ACS.WBDB-C). Previously filed as Exhibit 4(c)(ii) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(d)(i)	Rider — Guaranteed Lifetime Withdrawal Benefit with Guaranteed Growth (Form ICC11-GLWB-C). Previously filed as Exhibit 4(d)(i) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(d)(ii)	GLWB Additional Contract Specifications (Form ICC11-ACS.GLWB-C). Previously filed as Exhibit 4(d)(ii) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(d)(iii)	Rider — Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment (Form ICC14-IPWB). Previously filed as Exhibit 4(d)(iii) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on April 15, 2019 (File No. 333-177543 and Accession No. 0001193125-19-106590) and incorporated herein by reference.

(d)(iv)	IPWB Additional Contract Specifications (Form ICC14-ACS.IPWB). Previously filed as Exhibit 4(d)(iv) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on April 15, 2019 (File No. 333-177543 and Accession No. 0001193125-19-106590) and incorporated herein by reference.

(d)(v)	Rider — Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment and Guaranteed Minimum Death Benefit Enhancement (Form ICC14-IPDB). Previously filed as Exhibit 4(d)(v) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on April 15, 2019 (File No. 333-177543 and Accession No. 0001193125-19-106590) and incorporated herein by reference.

(d)(vi)	IPDB Additional Contract Specifications (Form ICC14-ACS.IPDB). Previously filed as Exhibit 4(d)(vi) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on April 15, 2019 (File No. 333-177543 and Accession No. 0001193125-19-106590) and incorporated herein by reference.

(d)(vii)	Form of Rider — Guaranteed Minimum Accumulation Benefit II (Form ICC-11-VA-C) is filed herewith.

(e)	Endorsement No. 1534-02 to Individual Variable and Fixed Annuity Contract (Traditional Individual Retirement Annuity). Previously filed as Exhibit 4(e) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(f)	Endorsement No. 1747-09 to Individual Variable and Fixed Annuity Contract (Roth Individual Retirement Annuity). Previously filed as Exhibit 4(f) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(g)	Purchase Payment Enhancement Endorsement (Form ICC11-XVA-C). Previously filed as Exhibit 4(g) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

5.

(a)	Application (Form PM1600) for Individual Variable Annuity Contract. Previously filed as Exhibit 5 to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

(b)	Form of Individual Variable Annuity Application COMPACT– Advisory Product (Form PM1600). Previously filed as Exhibit 5(b) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on April 15, 2019 (File No. 333-177543 and Accession No. 0001193125-19-106590) and incorporated herein by reference.

6.

(a)	Charter of The Penn Mutual Life Insurance Company (May 1983). Previously filed as Exhibit 6(a) to Registrant’s Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

(b)	By-laws of The Penn Mutual Life Insurance Company. Previously filed as Exhibit 6(b) to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

7.	Not applicable.

8.	Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Previously filed as Exhibit 8 to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

9.	Opinion and Consent of Kevin J. Reynolds, Senior Vice President and Chief Legal Officer of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Previously filed as Exhibit 9 to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

10.

(a)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, to be filed by amendment.

(b)	Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.

11.	Not applicable.

12.	Not applicable.

13.

	(a)	Powers of Attorney of Messrs. Santomero and Rock and Ms. Lillie dated February 14, 2012. Previously filed as Exhibit 13 to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on April 13, 2012 (File No. 333-177543 and Accession No. 0001193125-12-162520) and incorporated herein by reference.

	(b)	Powers of Attorney of Ms. Pudlin dated April 9, 2013. Previously filed as Exhibit 13(b) to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on April 19, 2013 (File No. 333-177543 and Accession No. 0001193125-13-162842) and incorporated herein by reference.

	(c)	Powers of Attorney of Ms. Waring dated April 4, 2014. Previously filed as Exhibit 13(c) to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on April 18, 2014 (File No. 333-177543 and Accession No. 0001193125-14-149078) and incorporated herein by reference.

	(d)	Power of Attorney of Mr. Hunt dated December 21, 2016. Previously filed as Exhibit 13(d) to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on December 27, 2016 (File No. 333-177543 and Accession No. 0001193125-16-803623) and incorporated herein by reference.

	(e)	Powers of Attorney of Messrs. William C. Goings and Gerard P. Cuddy and Ms. Carol J. Johnson dated July 24, 2018, April 4, 2019, and July 24, 2018, respectively. Previously filed as Exhibit 13(e) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on April 15, 2019 (File No. 333-177543 and Accession No. 0001193125-19-106590) and incorporated herein by reference.

Item 25.	Directors and Officers of the Depositor

The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account. Unless otherwise noted, the principal business address of each of the trustees and officers is The Penn Mutual Life Insurance Company, Horsham, Pennsylvania 19044.

Name and Principal Business Address	Position and Offices with Depositor
Eileen C. McDonnell	Chairman and Chief Executive Officer

David M. O’Malley	President and Chief Operating Officer

Victoria M. Robinson.	Senior Vice President, Chief Ethics and Compliance Officer

David M. Raszeja	Senior Vice President, Chief Financial Officer and Treasurer

Gerard P. Cuddy	Trustee of Penn Mutual

William C. Goings	Trustee of Penn Mutual

James S. Hunt	Trustee of Penn Mutual

Carol J. Johnson	Trustee of Penn Mutual

Charisse R. Lillie	Trustee of Penn Mutual

Helen P. Pudlin	Trustee of Penn Mutual

Robert H. Rock	Trustee of Penn Mutual

Anthony M Santomero	Trustee of Penn Mutual

Susan D. Waring	Trustee of Penn Mutual

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware

Penn Mutual Asset Management, LLC	Investment Adviser	Pennsylvania

Penn Series Funds, Inc.	Investment Company	Maryland

Penn Mutual Payroll Administration, LLC	Payroll	Pennsylvania

Independence Square Properties, LLC*	Holding Company	Delaware

Hornor, Townsend & Kent, LLC	Registered Broker-Dealer and Investment Adviser	Pennsylvania

Vantis Life Insurance Company	Life Insurance	Connecticut

The Penn Insurance and Annuity Company of New York (a NY Corporation)	Life Insurance	New York

*	Independence Square Properties, LLC is 94.48% owned by Penn Mutual and 5.52% owned by The Penn Insurance and Annuity Company.

Vantis Life Insurance Company Wholly-Owned Subsidiary

Corporation	Principal Business	State of Incorporation
The Savings Bank Life Insurance Company Agency, LLC	Life Insurance	Connecticut

Penn Insurance and Annuity Company Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

PIA Reinsurance Company of Delaware I	Reinsurance	Delaware

Dresher Run I, LLC	Holding Company	Delaware

Independence Square Properties, LLC Wholly-Owned Subsidiary

Corporation	Principal Business	State of Incorporation

Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware

Janney Montgomery Scott LLC Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

JMS Resources, Inc.	Investments	Pennsylvania

Janney Capital Management, LLC	Investments	Delaware

Janney Trust Company, LLC	Investments	New Hampshire

JMS Resources, Inc. Wholly-Owned Subsidiary

Corporation	Principal Business	State of Incorporation

Janney Private Equity Company, Inc.	Investments	Delaware

Hornor, Townsend & Kent, LLC Wholly-Owned Subsidiary

Corporation	Principal Business	State of Incorporation

HTK Insurance Agency, LLC	Insurance Agents or Brokers	Pennsylvania

Item 27.	Number of Contract Owners

As of June 30, 2021, there were:

6,601 — Owners of qualified individual variable annuity contracts – Smart Foundation VA

2,758 — Owners of qualified individual variable annuity contracts – Smart Foundation Flex

3,098 — Owners of qualified individual variable annuity contracts – Smart Foundation Plus

7 — Owners of qualified individual variable annuity contracts – Smart Foundation Advisory

2,032 — Owners of nonqualified individual variable annuity contracts – Smart Foundation VA

1,089 — Owners of nonqualified individual variable annuity contracts – Smart Foundation Flex

957 — Owners of nonqualified individual variable annuity contracts – Smart Foundation Plus

1 — Owners of nonqualified individual variable annuity contacts – Smart Foundation Advisory

Item 28.	Indemnification

Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Penn Mutual Variable Annuity Account III Registration Statement on Form N-4 (File No. 333-177543) and are incorporated herein by reference.

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons. Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

Selling Agreements currently entered into by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, Hornor, Townsend & Kent, LLC (“HTK”), with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

Hornor, Townsend & Kent, LLC serves as principal underwriter of the securities of the Registrant. Hornor Townsend & Kent, LLC also serves as distributor of variable life policies issued through Penn Mutual Variable Life Account I, a separate account of Penn Mutual.

Hornor, Townsend & Kent, LLC — Managers and Officers*

David M. O’Malley	Chairman of the Board
Aaron Gordon	President
Thomas H. Harris	Manager
Karthick Dalawai	Manager
Victoria M. Robinson	Manager, Chief Ethics &Compliance Officer
Keith G. Huckerby	Manager
Gregory J. Driscoll	Chief Information Officer
Ann Marie Mason	General Counsel, Asset Management & Broker/Dealer, Secretary
Steven Linville	Vice President, Financial Management
Christopher G. Jahn	Assistant Vice President, Auditor
Tiffany MacLean	Anti-Money Laundering Officer
Jessica F. Swarr	Assistant Vice President, Corporate Tax
Michael W. Williams	Assistant Vice President, Field Operations
Mary Cromleigh	Treasurer

*	The principal business address of the managers and officers is The Penn Mutual Life Insurance Company, Horsham, Pennsylvania 19044.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Hornor, Townsend & Kent, LLC	$1,012,808	$0	$0	$0

Item 30.	Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Item 31.	Management Services

See “Administrative and Recordkeeping Services” in Part B of this Registration Statement.

Item 32.	Undertakings

The Penn Mutual Life Insurance Company hereby undertakes:

(a)

to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)

to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

(c)	to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 27th day of August, 2021.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
(Registrant)

By:	THE PENN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell
Chairman and Chief Executive Officer

As required by the 1933 Act, this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 has been signed by the following persons, in the capacities indicated, on this 27th day of August, 2021.

Signature	Title

/s/ Eileen C. McDonnell	Chairman and Chief Executive Officer
Eileen C. McDonnell

/s/ David M. O’Malley	President and Chief Operating Officer
David M. O’Malley

*GERARD P. CUDDY	Trustee

*JAMES S. HUNT	Trustee

*WILLIAM C. GOINGS	Trustee

*CAROL J. JOHNSON	Trustee

*CHARISSE R. LILLIE	Trustee

*HELEN P. PUDLIN	Trustee

*ROBERT H. ROCK	Trustee

*ANTHONY M. SANTOMERO	Trustee

*SUSAN D. WARING	Trustee

*By: /s/ Eileen C. McDonnell
Eileen C. McDonnell, attorney-in-fact

Exhibit Index

Exhibit Number	Exhibit:

EX-99.4(d)(vii)	Form of Guaranteed Minimum Accumulation Benefit II Rider

13